Related Party Disclosures (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure Of Transactions Between Related Parties [Abstract]
Summary of Compensation of Key Management Personnel	Key management personnel compensation is comprised of the following:

Compensation of key management personnel of the Group
(in thousands)	December 31, 2019	December 31, 2018	December 31, 2017
Short-term employee benefits	€1,847	€1,161	€880
Share-based payment transactions	18,151	6,163	1,855
Total compensation paid to key management personnel	€19,998	€7,324	€2,735

The aggregate value of transactions related to key management personnel were as follows for the periods indicated:

(in thousands)	December 31, 2019	December 31, 2018	December 31, 2017
Consulting services / patent assignment	€56	€25	€25
Purchases of various goods and services from TRON	9,968	11,160	6,553
Total	€10,024	€11,185	€6,578

The outstanding balances of transactions related to key management personnel were as follows as at the periods indicated:

(in thousands)	December 31, 2019	December 31, 2018
TRON	€1,843	€2,160
Total	€1,843	€2,160

Summary of Transactions Between Other Related Parties

The total amount of transactions with ATHOS KG or entities controlled by them was as follows for the periods indicated:

(in thousands)	December 31, 2019	December 31, 2018	December 31, 2017
Purchases of various goods and services from entities controlled by ATHOS KG	€2,071	€2,431	€1,240
Purchases of property and other assets from entities controlled by ATHOS KG	-	4,748	-
Total	€2,071	€7,179	€1,240

The outstanding balances of transactions with ATHOS KG or entities controlled by them were as follows as at the periods indicated:

(in thousands)	December 31, 2019	December 31, 2018
ATHOS KG	€51	€587
Total	€51	€587